Trade and other payables: amounts falling due within one year (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2021	2020
	£m	£m
Trade payables	10,596.9	10,206.5
Deferred income	1,334.0	1,153.7
Payments due to vendors (earnout agreements)	85.6	57.8
Liabilities in respect of put option agreements with vendors	58.4	9.3
Fair value of derivatives	6.4	1.8
Share repurchases - close period commitments[1]	211.7	—
Other creditors and accruals	2,959.3	2,430.6
	15,252.3	13,859.7
Note
[1]During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2021, which is included in trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
The following are included in trade and other payables falling due after more than one year:

	2021	2020
	£m	£m
Payments due to vendors (earnout agreements)	111.1	56.5
Liabilities in respect of put option agreements with vendors	333.1	101.4
Fair value of derivatives	47.2	11.2
Other creditors and accruals	128.5	144.4
	619.9	313.5